DEBT (Tables)	12 Months Ended
Jun. 29, 2018
Debt Disclosure [Abstract]
Schedule of Long-term Debt
Long-term debt is summarized below:

	2018	2017

	(In millions)
Variable-rate debt:
Term loan, 3-year tranche, due May 29, 2018	$—	$36
Term loan, 5-year tranche, due May 29, 2020	—	269
Floating rate notes, due February 27, 2019	300	—
Floating rate notes, due April 30, 2020	250	—
Total variable-rate debt	550	305
Fixed-rate debt:
1.999% notes, due April 27, 2018	—	500
2.7% notes, due April 27, 2020	400	400
4.4% notes, due December 15, 2020	—	400
5.55% notes, due October 1, 2021	—	400
3.832% notes, due April 27, 2025	600	600
7.0% debentures, due January 15, 2026	100	100
6.35% debentures, due February 1, 2028	26	26
4.400% notes, due June 15, 2028	850	—
4.854% notes, due April 27, 2035	400	400
6.15% notes, due December 15, 2040	300	300
5.054% notes, due April 27, 2045	500	500
Other	14	14
Total fixed-rate debt	3,190	3,640
Total debt	3,740	3,945
Plus: unamortized bond premium	—	29
Less: unamortized discounts and issuance costs	(28)	(24)
Total debt, net	3,712	3,950
Less: current portion of long-term debt, net	(304)	(554)
Total long-term debt, net	$3,408	$3,396

Schedule of Carrying Amounts and Estimated Fair Values of Long-term Debt
The following table presents the carrying amounts and estimated fair values of our long-term debt:

	June 29, 2018		June 30, 2017
	Carrying Amount	Fair Value	Carrying Amount	Fair Value

	(In millions)
Long-term debt (including current portion)(1)	$3,712	$3,848	$3,950	$4,252
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(1)
The fair value was estimated using a market approach based on quoted market prices for our debt traded in the secondary market. If our long-term debt in our balance sheet were measured at fair value, it would be categorized in Level 2 of the fair value hierarchy.